CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Property-liability insurance premiums (net of reinsurance ceded of $1,098, $1,092 and $1,056)	$ 25,942	$ 25,957	$ 26,194
Life and annuity premiums and contract charges (net of reinsurance ceded of $750, $804 and $838)	2,238	2,168	1,958
Net investment income	3,971	4,102	4,444
Realized capital gains and losses:
Total other-than-temporary impairment losses	(563)	(937)	(2,376)
Portion of loss recognized in other comprehensive income	(33)	(64)	457
Net other-than-temporary impairment losses recognized in earnings	(596)	(1,001)	(1,919)
Sales and other realized capital gains and losses	1,099	174	1,336
Total realized capital gains and losses	503	(827)	(583)
Total revenues	32,654	31,400	32,013
Costs and expenses
Property-liability insurance claims and claims expense (net of reinsurance ceded of $927, $271 and $415)	20,161	18,951	18,746
Life and annuity contract benefits (net of reinsurance ceded of $653, $702 and $642)	1,761	1,815	1,617
Interest credited to contractholder funds (net of reinsurance ceded of $27, $32 and $32)	1,645	1,807	2,126
Amortization of deferred policy acquisition costs	3,971	3,807	4,436
Operating costs and expenses	3,739	3,542	3,281
Restructuring and related charges	44	30	130
Interest expense	367	367	392
Total costs and expenses	31,688	30,319	30,728
(Loss) gain on disposition of operations	(7)	19	15
Income from operations before income tax expense	959	1,100	1,300
Income tax expense	172	189	412
Net income	$ 787	$ 911	$ 888
Earnings per share:
Net income per share - Basic (in dollars per share)	$ 1.51	$ 1.69	$ 1.65
Weighted average shares - Basic (in shares)	520.7	540.3	539.6
Net income per share - Diluted (in dollars per share)	$ 1.50	$ 1.68	$ 1.64
Weighted average shares - Diluted (in shares)	523.1	542.5	540.9
Cash dividends declared per share (in dollars per share)	$ 0.84	$ 0.80	$ 0.80